Nature of Business (FY) (Details) - San Vicente Acquisition LLC [Member]	Jun. 10, 2020 Executive
Nature of Business [Abstract]
Percentage of interest acquired	98.59%
Kunlun [Member]
Nature of Business [Abstract]
Percentage of interest acquired	1.41%
Number of former executives	3